Statement of Stockholders' Equity (FY) (Parenthetical) - $ / shares	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared and paid on common shares (in dollars per share)	$ 0.36	$ 0.61